RIGHT-OF-USE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about Right-of-use assets [Line Items]
Additions to the right of use assets	$ 863	$ 906
Cash outflow for lease	$ 710	$ 708
Bottom of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	2 years
Top of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	37 years